HL SCOPE RIC LLC

Schedule of Investments (Unaudited)

September 30, 2025

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 118.72%
Term Loans* – 111.61%
Direct Credit – 111.61%
AIS Holdco, LLC (Initial Term Loan)[1]	6% + CME Term SOFR	5/21/2029	5/21/2024	$8,613,000	$8,487,720	$ 8,422,653	#
Apex Service Partners, LLC (2024 Revolving Credit Loan)[1,2]	4% + CME Term SOFR	10/24/2029	10/22/2024	298,647	298,647	298,647	#
Apex Service Partners, LLC (2024 Term Loan)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	3,759,534	3,727,807	3,730,209	#
Apex Service Partners, LLC (First Amendment Incremental DDTL Loan)[1]	5% + CME Term SOFR	10/24/2030	9/24/2024	4,980,426	4,959,694	4,941,578	#
Apex Service Partners, LLC (Initial DDTL)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	894,805	887,254	887,826	#
Apex Service Partners, LLC (Second Amendment Incremental DDTL Loan)[1,2]	5% + CME Term SOFR	10/24/2030	4/29/2025	10,603,978	10,555,059	10,534,117	#
Apex Service Partners, LLC (Second Amendment Incremental Term Loan)[1]	5% + CME Term SOFR	10/24/2030	4/29/2025	3,614,093	3,580,747	3,585,903	#
Arctic Holdco, LLC (2025 DDTL)[1,2]	5.25% + CME Term SOFR	1/31/2032	1/31/2025	3,809,809	3,792,571	3,778,029	#
Arctic Holdco, LLC (Initial Refinancing Revolving Loan)[1,2]	5.25% + CME Term SOFR	1/31/2031	1/31/2025	2,547,771	2,525,119	2,522,212	#
Arctic Holdco, LLC (Tranche B Term Loan)[1]	5.25% + CME Term SOFR	1/31/2032	1/31/2025	33,378,344	33,076,293	33,031,209	#
Associations, Inc. (Revolving Loan (2024))[1,2]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	813,783	813,783	813,783	#
Associations, Inc. (Special Purpose DDTL)[1,2]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	1,012,742	1,012,742	1,011,439	#
Associations, Inc. (Term Loan A)[1]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	12,951,380	12,951,380	12,907,345	#
BDO USA, PC (2024 Term Loan)[1]	5% + CME Term SOFR	8/31/2028	10/4/2024	14,848,485	14,848,485	14,842,545	#
Bristol Hospice, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	8/26/2032	8/26/2025	18,257,840	18,078,863	18,077,832
Bristol Hospice, LLC (Revolving Credit Loan)[1,2]	5% + CME Term SOFR	8/26/2032	8/26/2025	1,742,160	1,725,082	1,724,739
Celero Commerce, LLC (Multi-Draw Term Loan (2025))[1,2]	5% + CME Term SOFR	2/28/2031	3/14/2025	3,614,458	3,602,155	3,600,904	#
Celero Commerce, LLC (Revolving Loan (2025))[1,2]	5% + CME Term SOFR	2/28/2031	3/14/2025	1,204,819	1,196,617	1,195,783	#
Celero Commerce, LLC (Term Loan (2025))[1]	5% + CME Term SOFR	2/28/2031	3/14/2025	15,180,723	15,077,380	15,101,783	#
Continental Cafe Holdings, LLC (DDTL)[1,2]	5% + CME Term SOFR	12/31/2029	12/19/2024	4,545,455	4,521,466	4,508,864	#
Continental Cafe Holdings, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	12/31/2029	12/19/2024	10,376,136	10,266,617	10,272,375	#
Dealer Services Network, LLC (Second Amendment Incremental Term Loan)[1]	5.5% + CME Term SOFR	2/9/2027	9/5/2024	15,880,000	15,791,201	15,721,200
Diligent Corporation (fka Diamond Merger Sub II, Corp.) (A-1 Cash Pay Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	6,374,113	6,337,115	6,298,899	#

www.hamiltonlane.com	HL SCOPE RIC LLC	1

HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

September 30, 2025

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 118.72% (Continued)
Term Loans* – 111.61% (Continued)
Direct Credit – 111.61% (Continued)
Diligent Corporation (fka Diamond Merger Sub II, Corp.) (A-1 PIK Option Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	$1,092,701	$1,086,359	$1,079,807	#
DTI Holdco, Inc. (2025 Refinancing Term Loan (First Lien))[1]	4% + CME Term SOFR	4/26/2029	2/7/2025	19,849,364	19,813,397	18,293,174	#
Engineering Research And Consulting, LLC (Term B Loan)[1]	5% + CME Term SOFR	8/29/2031	8/16/2024	9,925,000	9,756,956	9,678,860	#
ESCP DTFS, Inc. (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/28/2029	9/30/2024	9,900,000	9,761,514	9,792,090	#
Finastra USA, Inc. (Initial USD Term Loan (First Lien))[1]	4% + CME Term SOFR	9/15/2032	7/31/2025	10,000,000	9,900,519	9,900,519
Frazier & Deeter Advisory, LLC (DDTL)[1,2]	4.5% + CME Term SOFR	5/3/2032	5/1/2025	12,975,000	12,853,017	12,845,250
Frazier & Deeter Advisory, LLC (Initial Term Loan)[1]	4.5% + CME Term SOFR	5/3/2032	5/1/2025	30,525,000	30,285,264	30,285,170
Frazier & Deeter Advisory, LLC (Revolving Loan)[1,2]	4.5% + CME Term SOFR	5/2/2031	5/1/2025	4,500,000	4,457,694	4,455,000
Harris & Co., LLC (DDTL B)[1]	5% + CME Term SOFR	8/9/2030	8/21/2025	2,882,271	2,882,271	2,882,271
Harris & Co., LLC (DDTL C)[1,2]	5% + CME Term SOFR	8/9/2030	8/21/2025	1,444,756	1,439,461	1,439,338
Harris & Co., LLC (Revolving Loan)[1,2]	5% + CME Term SOFR	8/9/2030	8/21/2025	310,522	308,245	308,202
Innovative Systems, LLC (DDTL)[1,2]	4.75% + CME Term SOFR	8/20/2032	8/20/2025	8,011,364	7,971,965	7,971,307
Innovative Systems, LLC (Initial Term Loan)[1]	4.75% + CME Term SOFR	8/20/2032	8/20/2025	18,693,182	18,509,320	18,509,320
Innovative Systems, LLC (Revolving Loan)[1,2]	4.75% + CME Term SOFR	8/20/2032	8/20/2025	2,670,455	2,644,189	2,643,750
IVC Acquisition, Ltd. (Facility B12)[1]	3.75% + CME Term SOFR	12/12/2028	1/17/2025	7,370,263	7,370,263	7,370,263
KAMC Holdings, Inc. (Initial Term Loan)[1]	5.25% + CME Term SOFR	8/1/2031	8/1/2025	20,496,183	20,197,300	20,197,300
KAMC Holdings, Inc. (Revolving Credit Loan)[1,2]	5.25% + CME Term SOFR	8/1/2031	8/1/2025	2,003,817	1,974,596	1,973,975
Kleinfelder Intermediate, LLC (DDTL)[1,2]	5% + CME Term SOFR	9/18/2030	6/12/2025	3,725,751	3,725,751	3,725,751
Kleinfelder Intermediate, LLC (Initial Revolving Loan)[1,2]	6.25% + CME Term SOFR	9/18/2028	6/12/2025	2,487,150	2,487,150	2,487,150
Kleinfelder Intermediate, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	9/18/2030	6/12/2025	18,686,784	18,686,784	18,686,784
KnowBe4, Inc. (Term Loan (First Lien))[1]	3.75% + CME Term SOFR	7/23/2032	7/22/2025	10,000,000	9,975,561	9,975,560
LHS Borrower, LLC (Initial Term Loan)[1]	5.25% + CME Term SOFR	9/4/2031	9/4/2025	51,738,462	50,971,948	50,971,949
LHS Borrower, LLC (Revolving Credit Loan)[1,2]	5.25% + CME Term SOFR	9/4/2031	9/4/2025	4,084,615	4,024,101	4,023,346
LSCS Holdings, Inc. (2025 Refinancing Term Loan (First Lien))[1]	4.5% + CME Term SOFR	3/4/2032	2/21/2025	19,747,587	19,679,101	19,747,587
Minds Buyer, LLC (Revolving Loan (2024) (First Lien))[1,2]	5.25% + CME Term SOFR	5/3/2029	10/29/2024	520,833	516,691	515,625	#

www.hamiltonlane.com	HL SCOPE RIC LLC	2

HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

September 30, 2025

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 118.72% (Continued)
Term Loans* – 111.61% (Continued)
Direct Credit – 111.61% (Continued)
Minds Buyer, LLC (Second Amendment Incremental Term Loan (First Lien))[1]	5% + CME Term SOFR	5/3/2029	10/25/2024	$9,408,073	$9,333,242	$9,350,684	#
Monarch Buyer, Inc. (DDTL)[1,2]	4.75% + CME Term SOFR	6/2/2032	6/2/2025	12,500,000	12,440,458	12,437,500
Monarch Buyer, Inc. (Initial Term Loan)[1]	4.75% + CME Term SOFR	6/2/2032	6/2/2025	30,000,000	29,714,196	29,714,196
Monarch Buyer, Inc. (Revolving Credit Loan)[1,2]	4.75% + CME Term SOFR	6/2/2032	6/2/2025	5,625,000	5,571,412	5,568,750
NDT Global Holding, Inc. (DDTL)[1,2]	4.5% + CME Term SOFR	6/4/2032	6/4/2025	9,333,333	9,288,838	9,268,045
NDT Global Holding, Inc. (Initial Term Loan)[1]	4.5% + CME Term SOFR	6/4/2032	6/4/2025	21,000,000	20,799,773	20,799,773
NDT Global Holding, Inc. (Revolving Credit Loan)[1,2]	4.75% + CME Term SOFR	6/4/2032	6/3/2025	4,666,667	4,622,172	4,620,000
NS and Associates, LLC (New Term A Loan)[1]	5.25% + CME Term SOFR	8/6/2030	8/6/2025	44,961,538	44,525,712	44,525,712
NS and Associates, LLC (Revolving Loan (2025))[1,2]	5.25% + CME Term SOFR	8/6/2030	8/6/2025	4,038,462	3,999,315	3,998,077
OneZero Financial Systems, LLC (DDTL)[1,2]	5% + CME Term SOFR	10/7/2031	10/7/2024	1,579,064	1,572,278	1,569,153	#
OneZero Financial Systems, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	10/7/2031	10/7/2024	8,993,269	8,915,968	8,914,128	#
OneZero Financial Systems, LLC (Revolving Loan)[1,2]	5% + CME Term SOFR	10/7/2031	10/7/2024	1,129,808	1,120,096	1,118,510	#
Perforce Software, Inc. (2024-1 Refinancing Term Loan (First Lien))[1]	4.75% + CME Term SOFR	7/2/2029	12/18/2024	4,962,500	4,899,974	4,890,544	#
PestCo, LLC (DDTL)[1,2]	4.75% + CME Term SOFR	8/6/2030	8/6/2025	4,295,302	4,274,484	4,273,826
PestCo, LLC (Revolving Loan)[1,2]	4.75% + CME Term SOFR	8/6/2030	8/6/2025	1,718,121	1,709,794	1,709,530
PestCo, LLC (Term A Loan)[1]	4.75% + CME Term SOFR	8/6/2030	8/6/2025	19,586,577	19,491,648	19,491,648
Priority Holdings, LLC (2025-1 Refinancing Term Loan)[1]	3.75% + CME Term SOFR	7/30/2032	7/23/2025	4,000,000	3,990,193	3,990,193
PT Intermediate Holdings III, LLC (2024 DDTL)[1,2]	5% + CME Term SOFR	4/9/2030	4/3/2024	985,930	985,037	984,698	#
PT Intermediate Holdings III, LLC (2024 Term Loan)[1]	3.25% + CME Term SOFR	4/9/2030	4/3/2024	16,818,146	16,788,217	16,651,646	#
Redwood Services, LP (Closing Date Term Loan)[1]	4.75% + CME Term SOFR	6/16/2032	6/16/2025	34,200,000	33,872,311	33,872,311
Redwood Services, LP (DDTL)[1,2]	4.75% + CME Term SOFR	6/16/2032	6/16/2025	10,800,000	10,748,260	10,746,000
Redwood Services, LP (Revolving Loan)[1,2]	4.75% + CME Term SOFR	6/16/2032	6/16/2025	4,500,000	4,456,883	4,455,000
SGA Dental Partners Opco, LLC (2025 DDTL)[1,2]	5.5% + CME Term SOFR	7/17/2029	4/1/2025	11,622,188	11,519,530	11,491,272
SGA Dental Partners Opco, LLC (Initial DDTL)[1]	5.5% + CME Term SOFR	7/17/2029	7/17/2024	2,363,042	2,345,118	2,321,266
SGA Dental Partners Opco, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	7/17/2029	7/17/2024	12,492,857	12,303,343	12,272,001
Smartronix, LLC (Term Loan)[1]	4.5% + CME Term SOFR	2/6/2032	2/6/2025	6,467,500	6,408,522	6,403,472	#

www.hamiltonlane.com	HL SCOPE RIC LLC	3

HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

September 30, 2025

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 118.72% (Continued)
Term Loans* – 111.61% (Continued)
Direct Credit – 111.61% (Continued)
Solidcore Topco, LLC (Amendment No. 1 Incremental Term Loan)[1]	5.75% + CME Term SOFR	9/5/2031	9/5/2025	$3,831,649	$3,755,926	$3,756,032
Solidcore Topco, LLC (Amendment No. 1 DDTL)[1,2]	5.75% + CME Term SOFR	9/5/2031	9/5/2025	1,468,723	1,454,210	1,454,036
Solidcore Topco, LLC (Closing Date DDTL)[1,2]	5.75% + CME Term SOFR	11/4/2030	11/1/2024	2,000,000	1,983,021	1,980,000
Solidcore Topco, LLC (Initial Revolving Loan)[1,2]	5.75% + CME Term SOFR	11/4/2030	11/1/2024	1,000,000	983,021	980,000
Solidcore Topco, LLC (Initial Term Loan)[1]	5.75% + CME Term SOFR	11/4/2030	11/1/2024	9,950,000	9,781,063	9,753,638
SPLAT Super Holdco, LLC (DDTL)[1,2]	5% + CME Term SOFR	7/2/2032	7/16/2025	3,001,980	3,001,980	3,001,980
SPLAT Super Holdco, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	7/2/2032	7/16/2025	15,948,020	15,484,106	15,484,066
Starlight Parent, LLC (Initial Term Loan (First Lien))[1]	4% + CME Term SOFR	4/16/2032	3/13/2025	15,000,000	14,557,412	14,471,135
Summit Buyer, LLC (2025 Incremental DDTL)[1,2]	4.75% + CME Term SOFR	6/2/2031	5/9/2025	7,010,870	6,994,490	6,993,343	#
Summit Buyer, LLC (Closing Date DDTL)[1,2]	5% + CME Term SOFR	6/2/2031	5/31/2024	6,972,234	6,944,024	6,907,809	#
Summit Buyer, LLC (Closing Date Term Loan)[1]	5% + CME Term SOFR	6/2/2031	5/31/2024	12,724,728	12,621,760	12,584,756	#
Summit Buyer, LLC (Revolving Loan)[1,2]	4.75% + CME Term SOFR	5/31/2030	5/31/2024	1,635,870	1,623,154	1,619,511	#
Sunshine Cadence Holdco, LLC (DDTL)[1,2]	5% + CME Term SOFR	5/1/2031	5/1/2024	4,299,982	4,299,982	4,290,617	#
Sunshine Cadence Holdco, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	5/1/2031	5/1/2024	11,472,353	11,380,879	11,427,611	#
Tau Buyer, LLC (DDTL)[1,2]	4.75% + CME Term SOFR	2/2/2032	1/29/2025	2,352,941	2,342,295	2,336,676	#
Tau Buyer, LLC (Revolving Credit Loan)[1,2]	4.75% + CME Term SOFR	2/2/2032	1/29/2025	882,353	874,368	873,577	#
Tau Buyer, LLC (Term B Loan)[1]	4.75% + CME Term SOFR	2/2/2032	1/29/2025	6,764,706	6,703,490	6,700,441	#
TEAM Services Group, LLC (Incremental Term Loan (First Lien))[1]	5.25% + CME Term SOFR	12/20/2027	6/28/2024	8,932,500	8,807,104	8,827,097	#
Ultimus Group Midco, LLC (Initial DDTL)[1,2]	4.75% + CME Term SOFR	7/1/2032	7/1/2025	8,000,000	7,961,455	7,960,000
Ultimus Group Midco, LLC (Initial Term Loan)[1]	4.75% + CME Term SOFR	7/1/2032	7/1/2025	24,000,000	23,768,727	23,768,727
Ultimus Group Midco, LLC, (Revolving Credit Loan)[1,2]	4.75% + CME Term SOFR	7/1/2032	7/1/2025	3,000,000	2,971,091	2,970,000
US Fitness Holdings, LLC (2024 Refinancing Revolving Credit Loan)[1,2]	5.5% + CME Term SOFR	9/4/2030	9/4/2024	732,143	726,017	724,821	#
US Fitness Holdings, LLC (DDTL)[1,2]	5.5% + CME Term SOFR	9/4/2031	9/4/2024	1,522,857	1,516,282	1,515,243	#
US Fitness Holdings, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/4/2031	9/4/2024	7,936,941	7,871,691	7,886,145	#
Vensure Employer Services, Inc. (Initial Term Loan)[1]	5% + CME Term SOFR	9/27/2031	11/1/2024	11,909,816	11,804,534	11,789,527	#

www.hamiltonlane.com	HL SCOPE RIC LLC	4

HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

September 30, 2025

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 118.72% (Continued)
Term Loans* – 111.61% (Continued)
Direct Credit – 111.61% (Continued)
VSTG Intermediate Holdings, Inc. (Initial Term Loan)[1]	3.75% + CME Term SOFR	7/13/2029	1/24/2025	$9,412,037	$9,412,037	$9,403,566	#
Vybond Buyer, LLC (DDTL)[1,2]	5% + CME Term SOFR	2/3/2032	2/3/2025	2,628,505	2,610,642	2,608,791	#
Vybond Buyer, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	2/3/2032	2/3/2025	10,374,117	10,233,116	10,239,253	#
Vybond Buyer, LLC (Revolving Credit Loan)[1,2]	5% + CME Term SOFR	2/3/2032	2/3/2025	1,971,379	1,944,584	1,941,808	#
Wisdom Purchaser, LLC (Initial Term Loan)[1]	4.5% + CME Term SOFR	7/24/2032	7/24/2025	18,125,000	18,125,000	18,125,000
Wisdom Purchaser, LLC (Revolving Credit Loan)[1,2]	4.5% + CME Term SOFR	7/24/2032	7/24/2025	1,875,000	1,875,000	1,875,000
Total Direct Credit						947,257,363
Total Term Loans						947,257,363

Fund of Funds – 4.80%
Direct Equity – 4.80%
BCP Great Lakes II - Series B Holdings LP^[1]	N/A	N/A	9/1/2025	N/A	6,854,849	6,854,849
BSP Debt Fund IV CV LP^[1]	N/A	N/A	8/26/2025	N/A	33,883,667	33,883,667
Total Direct Equity						40,738,516
Total Fund of Funds						40,738,516

Short Term Investments – 2.31%
Time Deposits – 2.31%
JPMorgan Chase & Co.	3.44%	10/1/2025	9/30/2025	19,601,826	19,601,826	19,601,826
Total Time Deposits						19,601,826
Total Short Term Investments						19,601,826

Total Investments (Cost $1,009,842,791)	$1,007,597,705
Liabilities in excess of other asstes – (18.72)%	(158,885,251)
Total Net Assets – 100%	$848,712,454

DDTL - Delayed Draw Term Loan

CME - Chicago Mercantile Exchange

SOFR - Secured Overnight Financing Rate (CME Term SOFR 3 Month was 3.98% at September 30, 2025)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.
*	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks, (iii) the Certificate of Deposit rate, or (iv) SOFR.
#	The Fair Value is estimated using significant unobservable inputs. Please see notes to financial statements for further details regarding the valuation policy of the Fund.
^	Investments do not issue shares.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments.
2	Investment has been committed to but has not been fully funded by the Fund as of period end.

Percentage based on net assets of $848,712,454.

www.hamiltonlane.com	HL SCOPE RIC LLC	5

HL SCOPE RIC LLC

Notes to Schedule of Investments (Unaudited)

September 30, 2025

1.	Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in fund of funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board of Directors (the “Board”) designated the Adviser as its valuation designee to perform fair value determinations and approved new valuation procedures for the Fund, subject to the oversight of the Board.

The Fund’s investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for investments.

Certain fund of funds are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

In cases where the NAV of the fund of funds is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, as adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

2.	Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

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HL SCOPE RIC LLC

Notes to Schedule of Investments (Unaudited) (Continued)

September 30, 2025

2.	Portfolio Valuation (Continued)

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II	Level III	Total
Investments
Term Loans	$-	$-	$947,257,363	$947,257,363
Time Deposits	19,601,826	-	-	19,601,826
	19,601,826	-	947,257,363	966,859,189
Investments valued using practical expedient*				40,738,516
Total Investments				$1,007,597,705

*	Certain investments that are measured at fair value using NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statement of Assets and Liabilities.

The following is a reconciliation of assets in which significant unobservable inputs (Level III) were used in determining value:

Balance as of June 30, 2025	$522,216,022
Total gains or losses for the period included in earnings (or changes in net assets)	(1,778,879)
Transfers into Level III	-
Transfers out of Level III	-
Purchases	474,114,198
Sales	(47,293,978)
Balance as of September 30, 2025	$947,257,363
Change in unrealized gains or losses for the period included in earnings (or changes in partners’ capital) for Level III assets held at the end of the reporting period	$(1,880,548)

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